SUMMARY OF EQUITY METHOD INVESTMENT (Details) $ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)
Investments, All Other Investments [Abstract]
(i) Investment in joint ventures
(ii) Investment in associates	29	227	521
(iii) Equity investments at fair value	12	94	1,312
Equity investment	$ 41	$ 321	$ 1,833